Other income and expenses - net	12 Months Ended
Dec. 31, 2021
Other income and expenses - net.
Other income and expenses - net

7.          Other income and expenses — net

Other income and expenses, net, comprises foreign exchange losses of €125 in 2021 (2020: gains of €129, 2019: gain of €251); income from government grants for research and development projects of €344 in 2021, €348 in 2020, and €19 in 2019 and from research collaborations where costs are shared equally between both parties of €1,072 (2020: €0, 2019: €0).